Report of Independent Registered Public Accounting Firm

To the Board of Directors of VALIC Company I and Shareholders for each of the funds listed in the table below

In planning and performing our audits of the financial statements of each of the funds listed in the table below (constituting VALIC Company I, hereafter referred to as the "Funds") as of May 31, 2022 and for the period indicated in the table below, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

VALIC Company I
Aggressive Growth Lifestyle Fund (1)	International Opportunities Fund (1)
Asset Allocation Fund (2)	International Socially Responsible Fund (2)
Blue Chip Growth Fund (2)	International Value Fund (2)
Capital Appreciation Fund (1)	Large Capital Growth Fund (2)
Conservative Growth Lifestyle Fund (1)	Mid Cap Index Fund (2)
Core Bond Fund (1)	Mid Cap Strategic Growth Fund (2)
Dividend Value Fund (2)	Mid Cap Value Fund (1)
Dynamic Allocation Fund (2)	Moderate Growth Lifestyle Fund (1)
Emerging Economies Fund (2)	Nasdaq-100® Index Fund (2)
Global Real Estate Fund (2)	Science & Technology Fund (2)
Global Strategy Fund (2)	Small Cap Growth Fund (1)
Government Money Market I Fund (2)	Small Cap Index Fund (2)
Government Securities Fund (2)	Small Cap Special Values Fund (2)
Growth Fund (2)	Small Cap Value Fund (1)
High Yield Bond Fund (1)	Stock Index Fund (2)
Inflation Protected Fund (2)	Systematic Core Fund (2)
International Equities Index Fund (2)	Systematic Value Fund (2)
International Government Bond Fund (2)	U.S. Socially Responsible Fund (1)
International Growth Fund (2)

(1)    The statements of operations for the year ended May 31, 2022, the statements of changes in net assets for the year ended May 31, 2022, the period September 1, 2020 through May 31, 2021 and the year ended August 31, 2020, the financial highlights for the year ended May 31, 2022, the period September 1, 2020 through May 31, 2021 and each of the four years in the period ended August 31, 2020

(2)    The statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002 T: (713) 356 4000, www.pwc.com/us

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A Company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A Company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the Company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Company are being made only in accordance with authorizations of management and directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of May 31, 2022.

This report is intended solely for the information and use of management and the Board of Directors of VALIC Company I and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Houston, Texas

July 28, 2022